Risk Management Overview - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum credit exposure	$ 4,228,944	$ 3,589,244
Cash	4,228,944	3,589,244
Current liabilities	673,207	168,849
Net decrease in cash	$ 639,700	$ (5,763,294)	$ 9,330,782
Percenatge of revenue	100.00%	100.00%	100.00%
Customer Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Revenue	$ 6,331	$ 156,419	$ 8,561
Percenatge of revenue	100.00%	100.00%
Accounts receivable from customers	$ 0	$ 0
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, the regulatory and economic environment.
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 4,228,944
Current liabilities	673,207
Net decrease in cash	$ 639,700